COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Common Stock Purchase Warrants And Warrant Liability
COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY

7. COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY

Warrants

As of April 30, 2022 and October 31, 2021, there were outstanding and exercisable warrants to purchase 377,818 shares of our common stock with exercise prices ranging from $20.00 to $224.00 per share. Information on the outstanding warrants is as follows:

Exercise Price	Number of Shares Underlying Warrants	Expiration Date	Type of Financing
$20.00	879	July 2024	September 2018 Public Offering
$224.00	4,092	September 2024	July 2019 Public Offering
$28.00	57,230	November 2025	November 2020 Public Offering
$56.00	140,552	April 2026	April 2021 Registered Direct Offering (Accompanying Warrants)
$56.00	175,065	5 years after the date such warrants become exercisable, if ever	April 2021 Private Placement (Private Placement Warrants)
Grand Total	377,818

As of April 30, 2022 and October 31, 2021, the Company had 201,874 of its total 377,818 outstanding warrants classified as equity (equity warrants).

Warrant Liability

As of April 30, 2022 and October 31, 2021, the Company had 175,944 of its total 377,818 outstanding warrants from an April 2021 private offering of common stock and warrants (the “April 2021 Private Placement”) and a September 2018 public offering of common stock and warrants (the “September 2018 Public Offering”) classified as liabilities (liability warrants).

The warrants issued in the April 2021 Private Placement will become exercisable only on such day, if ever, that is 14 days after the Company files an amendment to the Company’s Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock, $0.001 par value per share from 170,000,000 shares to 300,000,000 shares. These warrants expire five years after the date they become exercisable. As of April 30, 2022, the Company did not have sufficient authorized common stock to allow for the issuance of common stock underlying these warrants. The Company did not receive stockholder authorization to increase the authorized shares from 170,000,000 to 300,000,000 shares at the stockholder’s meeting commenced on June 3, 2021. The Company was subsequently required to file a proxy to seek an increase in the number of authorized shares and did not file such a proxy but rather elected to seek a reverse stock split to, among other things, increase the shares available. Accordingly, based on certain indemnification provisions of the securities purchase agreement, the Company concluded that liability classification is warranted. The Company utilized the Black Scholes model to calculate the fair value of these warrants at issuance and at each subsequent reporting date.

In measuring the warrant liability for the warrants issued in the April 2021 Private Placement at April 30, 2022 and October 31, 2021, the Company used the following inputs in its Black Scholes model:

	April 30, 2022	October 31, 2021
Exercise Price	$56.00	$56.00
Stock Price	$6.56	$38.80
Expected Term	5.00 years	5.00 years
Volatility %	110%	106%
Risk Free Rate	2.92%	1.18%

The September 2018 Public Offering warrants contain a down round feature, except for exempt issuances as defined in the warrant agreement, in which the exercise price would immediately be reduced to match a dilutive issuance of common stock, options, convertible securities and changes in option price or rate of conversion. As of April 30, 2022, the down round feature was triggered four times and the exercise price of the warrants were reduced from $1,800.00 to $20.00. The warrants require liability classification as the warrant agreement requires the Company to maintain an effective registration statement and does not specify any circumstances under which settlement in other than cash would be permitted or required. As a result, net cash settlement is assumed and liability classification is warranted. For these liability warrants, the Company utilized the Monte Carlo simulation model to calculate the fair value of these warrants at issuance and at each subsequent reporting date.

In measuring the warrant liability for the September 2018 Public Offering warrants at April 30, 2022 and October 31, 2021, the Company used the following inputs in its Monte Carlo simulation model:

	April 30, 2022	October 31, 2021
Exercise Price	$20.00	$24.00
Stock Price	$6.56	$38.80
Expected Term	2.37 years	2.87 years
Volatility %	109%	123%
Risk Free Rate	2.79%	0.77%

At April 30, 2022 and October 31, 2021, the fair value of the warrant liability was approximately $563,000 and $4,929,000, respectively. For the three months ended April 30, 2022 and 2021, the Company reported income of approximately $564,000 and $995,000, respectively, due to changes in the fair value of the warrant liability. For the six months ended April 30, 2022 and 2021, the Company reported income of approximately $4,366,000 and $968,000, respectively, due to changes in the fair value of the warrant liability.

8. COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY

Warrants

As of October 31, 2021, there were outstanding and exercisable warrants to purchase 377,818 shares of our common stock with exercise prices ranging from $24.00 to $224.00 per share. Information on the outstanding warrants is as follows:

Exercise Price		Number of Shares Underlying Warrants	Expiration Date	Summary of Warrants
$24.00		879	July 2024	July 2019 Public Offering
$224.00	*	4,092	September 2024	September 2018 Public Offering
$28.00		57,230	November 2025	November 2020 Public Offering
$56.00		140,552	April 2026	April 2021 Registered Direct Offering (Accompanying Warrants)
$56.00		175,065	5 years after the date such warrants become exercisable, if ever	April 2021 Private Placement (Private Placement Warrants
Grand Total		377,818

*	During the year ended October 31, 2021, the cashless exercise provision of these warrants expired and the exercise price adjusted to $224.00.

As of October 31, 2020, there were outstanding warrants to purchase 4,978 shares of our common stock with exercise prices ranging from $0 to $29.76 per share. Information on the outstanding warrants is as follows:

Exercise Price	Number of Shares Underlying Warrants	Expiration Date	Summary of Warrants
$29.76	886	July 2024	July 2019 Public Offering
$-	4,092	September 2024	September 2018 Public Offering
Grand Total	4,978

A summary of warrant activity was as follows (In thousands, except share and per share data):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value
Outstanding and exercisable warrants at October 31, 2019	5,401	$6.40	4.76	$114,069
Issued	62,500	100.00
Exercised *	(423)	1.60
Exchanged	(62,500)	100.00
Outstanding and exercisable warrants at October 31, 2020	4,978	$6.40	3.76	$110,640
Issued	603,183	38.40
Exercised	(230,343)	16.00
Outstanding and exercisable warrants at October 31, 2021	377,818	$53.60	4.63	$631,089

*	Includes the cashless exercise of 406 warrants that resulted in the issuance of 406 shares of common stock.

As of October 31, 2021, the Company had 201,874 of its total 377,818 outstanding warrants classified as equity (equity warrants). At October 31, 2020, the Company had 4,092 of its total 4,978 outstanding warrants classified as equity (equity warrants). At issuance, equity warrants are recorded at their relative fair values, using the Relative Fair Value Method, in the shareholders equity section of the consolidated balance sheets.

Shares Issued for Warrants Exercises

During the year ended October 31, 2021, warrant holders from the Company’s November 2020 offering exercised 134,437 warrants in exchange for 134,437 shares of the Company’s common stock and warrant holders from the Company’s April 2021 Offering exercised 95,899 pre-funded warrants in exchange for 95,899 shares of the Company’s common stock. Pursuant to these warrant exercises, the Company received aggregate proceeds of approximately $3.8 million which were payable upon exercise.

Shares Issued in Settlement of Equity Warrants

On October 16, 2020, the Company entered into private exchange agreements with certain holders of warrants issued in connection with the Company’s January 2020 public offering of common stock and warrants. The warrants being exchanged provide for the purchase of up to an aggregate of 62,500 shares of our common stock at an exercise price of $100.00 per share. The warrants became exercisable on July 21, 2020 and have an expiration date of July 21, 2025. Pursuant to such exchange agreements, the Company agreed to issue 37,500 shares of common stock to the investors in exchange for the warrants. The fair value of these warrants approximated the fair value of shares issued in the exchange for these warrants. The Company used the closing stock price to value the shares and Black Scholes model to value these warrants on the date of the exchange. In determining the fair warrant of the warrants issued on October 16, 2020, the Company used the following inputs in its Black-Sholes model: exercise price $100.00, stock price $32.48, expected term 4.76 years, volatility 101.18% and risk-free interest rate 0.32%. In connection with the exchange of warrants for common stock, the Company recorded a loss of approximately $77,000 as the fair value of the shares issued exceeded the fair value of warrants exchanged.

Warrant Liability

As of October 31, 2021, the Company had 175,944 of its total 377,818 outstanding warrants from April 2021 Private Placement Offering and September 2018 Public Offering classified as liabilities (liability warrants). At October 31, 2020, the Company had 886 of its total 4,978 outstanding warrants from the September 2018 Public Offering classified as liabilities (liability warrants).

The warrants issued in the April 2021 Private Placement will become exercisable only on such day, if ever, that is 14 days after the Company files an amendment to the Company’s Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock, $0.001 par value per share from 170,000,000 shares to 300,000,000 shares. These warrants expire five years after the date they become exercisable. As of October 31, 2021, the Company does not have sufficient authorized common stock to allow for the issuance of common stock underlying these warrants. The Company did not receive stockholder authorization to increase the authorized shares from 170,000,000 to 300,000,000 shares at the stockholder’s meeting held on June 3, 2021. The Company was subsequently required to file a proxy to seek an increase in the number of authorized shares and did not file such a proxy but rather elected to seek a reverse stock split to, among other things, increase the shares available. Accordingly, based on certain indemnification provisions of the securities purchase agreement, the Company concluded that liability classification is warranted. The Company utilized the Black Scholes model to calculate the fair value of these warrants at issuance and at each subsequent reporting date.

In measuring the warrant liability for the warrants issued in the April 2021 Private Placement at October 31, 2021 and April 14, 2021 (issuance date), the Company used the following inputs in its Black Scholes model:

	October 31, 2021	April 14, 2021
Exercise Price	$56.00	$56.00
Stock Price	$38.80	$45.60
Expected Term	5.00 years	5.00 years
Volatility %	106%	106%
Risk Free Rate	1.18%	0.85%

The September 2018 Public Offering warrants contain a down round feature, except for exempt issuances as defined in the warrant agreement, in which the exercise price would immediately be reduced to match a dilutive issuance of common stock, options, convertible securities and changes in option price or rate of conversion. As of October 31, 2021, the down round feature was triggered three times and the exercise price of the warrants were reduced from $1,800.00 to $24.00. The warrants require liability classification as the warrant agreement requires the Company to maintain an effective registration statement and does not specify any circumstances under which settlement in other than cash would be permitted or required. As a result, net cash settlement is assumed and liability classification is warranted. For these liability warrants, the Company utilized the Monte Carlo simulation model to calculate the fair value of these warrants at issuance and at each subsequent reporting date.

In measuring the warrant liability for the September 2018 Public Offering warrants at October 31, 2021 and October 31, 2020, the Company used the following inputs in its Monte Carlo simulation model:

	October 31, 2021	October 31, 2020
Exercise Price	$24.00	$29.60
Stock Price	$38.80	$27.20
Expected Term	2.87 years	3.87 years
Volatility %	123%	106%
Risk Free Rate	0.77%	0.29%

At October 31, 2021 and October 31, 2020, the fair value of the warrant liability was approximately $4.9 million and $17,000, respectively. For the years ended October 31, 2021 and 2020, the Company reported income of approximately $1.0 million and $0, respectively, due to changes in the fair value of the warrant liability.